Impairment reviews - Additional Information (Detail) - BetwayCGU [Member] € in Billions	12 Months Ended
Dec. 31, 2021 EUR (€)
DisclosureOfKeyAssumptionsUsedInTheEstimationOfTheRecoverableAmount [Line Items]
Explanation of period over which management has projected cash flows	ten
Amount by which unit's recoverable amount exceeds its carrying amount	€ 2.3
Amount of headroom to the percentage of carrying amount	97.50%